SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,985		$ 2,200
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	2,400		800		$ 650
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	214	$ 158	893	$ 704	571	$ 449
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 371		$ 507		$ 0